INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
Operating Loss Carryforwards [Line Items]
Provisional decrease to deferred tax assets and liabilities	$ 6,200,000
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	37,800,000
Fedral [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 11,400,000
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Federal Statutory Rate	35.00%
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Federal Statutory Rate	21.00%